RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2022
Related Party [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
In the normal course of operations, the partnership entered into the transactions below with related parties at exchange value. These transactions have been measured at fair value and are recognized in the unaudited interim condensed consolidated financial statements.
(a)Transactions with the parent company
The partnership is a party to the Brookfield Credit Agreement, which permits borrowings of up to $1 billion. As at June 30, 2022, $nil (December 31, 2021: $nil) was drawn on the credit facilities under the Brookfield Credit Agreement.
The partnership has in place a Deposit Agreement with Brookfield whereby it may place funds on deposit with Brookfield and whereby Brookfield may place funds on deposit with the partnership. The deposit balance is due on demand and bears interest at LIBOR plus 1.50%. As at June 30, 2022, the amount of the deposit from Brookfield was $nil (December 31, 2021: $nil). For the three and six months ended June 30, 2022, the partnership recorded interest expense of $nil and $nil, respectively (June 30, 2021: interest expense of $2 million and $4 million, respectively) on these deposits.
The partnership has a commitment agreement with Brookfield, whereby Brookfield agreed to subscribe for up to $1.5 billion of preferred equity securities of the partnership and its subsidiaries. The preferred equity securities bear fixed preferential cumulative dividends or distributions at 6% per annum and are redeemable at the option of Brookfield to the extent the partnership completes asset sales, financings or equity issuances. As at June 30, 2022, the amount subscribed from Brookfield was $nil.
Holding LP pays Brookfield a quarterly base management fee, which is reflected within general and administrative expenses. For purposes of calculating the base management fee, the total capitalization of the partnership is equal to the quarterly volume-weighted average trading price of an LP Unit on the principal stock exchange for the LP Units (based on trading volumes) multiplied by the number of LP Units outstanding at the end of the quarter (assuming full conversion of the Redemption-Exchange Units into LP Units of Brookfield Business Partners L.P.), plus the value of securities of the other service recipients (including the BBUC exchangeable shares) that are not held by the partnership, plus all outstanding debt with recourse to a service recipient, less all cash held by such entities. The base management fee for the three and six months ended June 30, 2022 was $23 million and $47 million, respectively (June 30, 2021: $23 million and $41 million).
In its capacity as the holder of the special limited partner (“Special LP”) units of Holding LP, Brookfield is entitled to incentive distribution rights. The incentive distribution for the three and six months ended June 30, 2022 was $nil (June 30, 2021: $79 million).
In addition, at the time of spin-off of the partnership from Brookfield in 2016, the partnership entered into indemnity agreements with Brookfield that relate to certain contracts that were in place prior to the spin-off. Under these indemnity agreements, Brookfield has agreed to indemnify the partnership for the receipt of payments relating to such contracts.
In the prior year, the partnership’s residential mortgage insurer committed to invest a total of $50 million into a private credit real estate fund managed by Brookfield over a period of two years. As of June 30, 2022, $9 million of the total commitment was invested.
(b)Other
The following tables summarize other transactions the partnership has entered into with related parties:

	Three Months Ended June 30,		Six Months Ended June 30,
(US$ MILLIONS)	2022	2021	2022	2021
Transactions during the period
Business services revenues (1)	$62	$133	$141	$287
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(1) Within the business services segment, the partnership provides construction services to affiliates of Brookfield.

(US$ MILLIONS)	June 30, 2022	December 31, 2021
Balances at end of period
Accounts and other receivable, net	133	138
Accounts payable and other (1)	552	549
Non-recourse borrowings in subsidiaries of the partnership	56	56
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(1)Includes $345 million (December 31, 2021: $326 million) related to a tax receivable agreement payable to related parties by the partnership’s advanced energy storage operations.